Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
Subsequent events have been evaluated through March 10, 2022, which is the date that the financial statements were issued.
In 2022, we repurchased 1,251,267 shares totaling $7,114 in the aggregate.